UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin  53233
(414) 299-2000

May 9, 2014

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

Re:	Aspiriant Global Equity Trust
File Nos.: 333-178600; 811-22648
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment
Company Act of 1940

Dear Sir or Madam:

On behalf of the above-referenced registered investment company (the “Registrant”), transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Aspiriant Risk-Managed Global Equity Fund’s (a series of the Registrant) Form N-CSR for the annual period ended February 28, 2014.  Any questions regarding this filing may be directed to the undersigned at the telephone number provided above.

Sincerely,

/s/Benjamin D. Schmidt
Benjamin D. Schmidt
Assistant Vice President Fund Administration

Encl.